LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT
Defined contribution plans expense	$ 157,000	$ 156,000	$ 197,000